Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expense (Details) - Dec. 31, 2019	CNY (¥)	USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2020	¥ 6,655,671	$ 956,027
2021	6,621,247	951,083
2022	6,548,904	940,691
2023	6,162,554	885,196
2024	6,067,685	871,568
Thereafter	¥ 20,924,255	$ 3,005,581